Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details)	1 Months Ended	9 Months Ended
	Mar. 31, 2021 $ / shares $ / shares shares	Mar. 31, 2021 shares $ / shares	Mar. 31, 2021 $ / shares shares
Warrants
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Number of warrants	15,027,327	15,027,327	15,027,327
Warrant exercise price per share | (per share)	$ 2.88	$ 2.88	$ 2.88
Percentage of share premium price	25.00%	25.00%	25.00%
Warrants | Bottom Of Range [Member]
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Share price for right exercise of the warrants	4.32	43,200,000
Mesoblast Employee Share Trust
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Number of shares issued	60,109,290	60,109,290	60,109,290
Par value per share | (per share)	$ 2.30	$ 2.30	$ 2.30
Discounted percentage on issuance of equity		6.50%